Financial assets, liabilities and financial results (telecom activities) - Net financial debt (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total	€ 39,396	€ 40,196	€ 38,848
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total	36,238	37,024	35,633
Current and non-current financial liabilities excluding derivatives included in the calculation of net financial debt	35,993	36,638	35,348
Current and non-current derivatives (liabilities)	245	386	285
Current and non-current derivatives (assets)	(923)	(1,455)	(689)
Other comprehensive income components related to unmatured hedging instruments	(110)	114	(192)
Gross financial debt after derivatives	35,205	35,684	34,751
Assets included in the calculation of net financial debt	(8,203)	(10,386)	(10,481)
Net financial debt	27,002	25,298	24,269
Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(21)	(38)	(27)
Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt		(2)
Operating segments [member] | Telecom activities, operating segment [member] | Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,678)	(4,500)	(2,266)
Operating segments [member] | Telecom activities, operating segment [member] | Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,444)	(3,178)	(5,479)
Operating segments [member] | Telecom activities, operating segment [member] | Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(3,060)	(2,668)	(2,709)
TDIRA [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total	643	638	636
Bonds, financial liabilities [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total	28,919	29,943	29,010
Bank loans and from development organizations and multilateral lending institutions [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total	3,339	3,309	3,206
Debt relating to financed assets [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total	411	316	245
Cash collateral received [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total	586	1,072	389
NEU Commercial Paper [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total	1,247	1,004	1,457
Bank Overdrafts [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total	234	250	342
Other financial liabilities [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total	€ 615	€ 105	€ 64